Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial Assets at Fair Value Through Profit or Loss
15.
Financial assets at fair value through profit or loss
(a)
Classification of financial assets at fair value through profit or loss

Financial assets include the following:

	2022	2021
Debt instruments	1,295	1,004
	1,295	1,004

For 2022 and 2021, debt instruments are investments in quoted debt securities.

For further information referred to accounting policies see Note 2.5 Financial instruments-initial recognition and subsequent measurement and related to fair value hierarchies see Note 31: Fair value hierarchy.

(b)
Amounts recognized in profit or loss

During the year, the following (losses)/gain were recognized in profit or loss:

	2022	2021	2020
Fair Value Movement transferred to profit and loss	(36)	(16)	9
At End of Year	(36)	(16)	9

(c)
Risk exposure and fair value measurements

Information about the Group’s exposure to price risk is provided in Note 30: Financial risk management.